RELATED PARTY TRANSACTIONS (Details)		3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 29, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) agreement $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	May 07, 2026 USD ($)	Mar. 31, 2026 USD ($)	Dec. 27, 2024 USD ($)	May 24, 2024 USD ($)	Mar. 28, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Preferred shares (in dollars per share) | $ / shares		$ 25.00			$ 25.00
Amount called on the equity commitment					$ 0		$ 0
Receivables due from parent		$ 1,663,000,000			1,663,000,000		1,574,000,000
Loans payable to parent		100,000,000			100,000,000		100,000,000
Amounts payable, related party transactions		52,000,000			52,000,000		51,000,000
Amounts receivable, related party transactions		11,000,000			11,000,000		$ 12,000,000
Global intermodal logistics operation
Disclosure of transactions between related parties [line items]
Ownership interest							66.00%
Gain on disposition	$ 115,000,000		$ 115,000,000
Brookfield Infrastructure Holdings Corporation
Disclosure of transactions between related parties [line items]
Related party, equity commitment					$ 1,000,000,000
Brookfield Infrastructure Partners LP | Global intermodal logistics operation
Disclosure of transactions between related parties [line items]
Gain on disposition	$ 30,000,000		$ 30,000,000
Revolving Credit Facility With Brookfield
Disclosure of transactions between related parties [line items]
Borrowing agreements | agreement					2
Borrowing, term					10 years
Credit facility, maximum borrowing capacity		1,000,000,000			$ 1,000,000,000
Senior Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Borrowing agreements | agreement					2
Credit facility, maximum borrowing capacity		150,000,000			$ 150,000,000
Borrowings		0			$ 0		$ 0
Borrowings maturity, term					10 years
Borrowings maturity, annual extensions period					1 year
Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Loans payable to parent		$ 0			$ 0		0
Borrowings, interest rate		0.20%			0.20%
Interest accrued, on demand deposit		$ 1,000,000		$ 1,000,000	$ 2,000,000	$ 2,000,000
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter					0.3125%
Asset management fee, percent					1.25%
Services received, related party transactions		20,000,000		18,000,000	$ 39,000,000	34,000,000
Subsidiary of Common Parent | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions		0		0	0	0
Revenue from rendering of services, related party transactions (less than)		1,000,000		1,000,000	1,000,000	1,000,000
Subsidiary of Common Parent | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Receivables due from parent		1,487,000,000			1,487,000,000		1,435,000,000
March Loan Agreement | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings							56,000,000	$ 55,000,000	$ 55,000,000		$ 200,000,000	$ 250,000,000
Borrowings, adjustment to interest rate basis								2.10%
Interest expense, related party transactions		1,000,000		1,000,000	1,000,000	2,000,000
May Loan Agreement | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis								2.10%
Interest expense, related party transactions		1,000,000		1,000,000	1,000,000	1,000,000
Noncash transaction loan											24,000,000
Borrowings outstanding							$ 44,000,000	$ 45,000,000	$ 45,000,000
December Loan Agreement | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings										$ 17,000,000
May 2024 Agreement | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Borrowings											$ 100,000,000
Interest expense, related party transactions		$ 2,000,000		$ 2,000,000	$ 3,000,000	$ 4,000,000
May 2024 Agreement | Brookfield Infrastructure | Loan Maturity Date of May 24, 2026
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis											2.10%